Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2021	2022
	RMB	RMB
Cash payments for operating leases	44,072	46,169
ROU assets obtained in exchange for operating lease liabilities	9,137	5,979

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2023	53,268
2024	18,967
2025	1,652
2026	803
2027 and thereafter	—
Total future lease payments	74,690
Less: Imputed interest	(3,433)
Total lease liability balance	71,257